Stock-Based Plans (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Plans
Summary of restricted stock, restricted stock unit and stock option activity

	Restricted Stock or Restricted Stock Units		Stock Options
	Number	Weighted Average Grant Date Fair Value Per Share	Number	Weighted Average Exercise Price Per Share
Outstanding as of December 31, 2014	868,521	$66.35	3,173,008	$62.92

Granted	556,323	58.85	963,288	59.05
Expired or canceled	(30,484)	64.74	(118,356)	63.60
Vested/exercised	(456,052)	62.92	(46,414)	38.25

Outstanding as of December 31, 2015	938,308	$63.62	3,971,526	$62.25

Granted	553,415	46.50	662,001	46.07
Expired or canceled	(16,298)	54.26	(63,229)	50.25
Vested/exercised	(443,062)	64.55	(88,917)	41.13

Outstanding as of December 31, 2016	1,032,363	$54.19	4,481,381	$60.45

Granted	402,783	54.88	1,103,817	55.35
Expired or canceled	(48,005)	51.58	(285,434)	63.07
Vested/exercised	(453,677)	59.89	(229,808)	40.82

Outstanding as of December 31, 2017	933,464	$51.85	5,069,956	$60.08

Options exercisable as of December 31, 2017			3,323,462	$63.41

Remaining unvested options outstanding and expected to vest			1,694,099	$53.75

Schedule of fair value on grant date and significant assumptions used in Black-Scholes option-pricing model

	December 31,
	2017	2016
Weighted average grant date fair value	$14.23	$12.55
Expected life of options (in years)	5.8	6.1
Risk-free interest rate	2.3%	1.6%
Expected volatility	27.8%	32.4%
Expected annual dividend per share	$0.84	$0.84

Summary of information related to options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price Per Share
$30.46 - $35.00	76,750	1.2	$30.46	76,750	1.2	$30.46
$42.75 - $62.50	3,940,424	6.9	56.53	2,193,930	5.6	58.74
$68.36 - $80.12	1,052,782	4.6	75.54	1,052,782	4.6	75.54

	5,069,956	6.3	$60.08	3,323,462	5.2	$63.41